Document and Entity Information	0 Months Ended
Sep. 18, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 18, 2013
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Sep. 18, 2013
Document Effective Date	Sep. 23, 2013
Prospectus Date	Sep. 23, 2013
Dreyfus Floating Rate Income Fund | Class A
Risk/Return:
Trading Symbol	DFLAX
Dreyfus Floating Rate Income Fund | Class C
Risk/Return:
Trading Symbol	DFLCX
Dreyfus Floating Rate Income Fund | Class I
Risk/Return:
Trading Symbol	DFLIX
Dreyfus Floating Rate Income Fund | Class Y
Risk/Return:
Trading Symbol	DFLYX